Note 7 Maximum credit risk exposure, accumulated allowances and carrying amount by counterparty (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Government [member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	€ (25,924)	€ (22,133)	€ (23,294)
Allowance account for credit losses of financial assets	18	23	29
Loans and advances to customers	25,905	22,111	23,265
Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(23,547)	(17,524)	(13,271)
Allowance account for credit losses of financial assets	25	26	20
Loans and advances to customers	23,522	17,497	13,251
Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(221,504)	(197,521)	(175,337)
Allowance account for credit losses of financial assets	4,113	4,134	4,274
Loans and advances to customers	217,390	193,386	171,063
Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(201,723)	(186,910)	(177,009)
Allowance account for credit losses of financial assets	8,140	7,427	6,946
Loans and advances to customers	193,583	179,483	170,063
Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(472,697)	(424,087)	(388,912)
Allowance account for credit losses of financial assets	12,297	11,611	11,269
Loans and advances to customers	460,401	412,477	377,643
Stage 1 [Member] | Government [member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(25,829)	(21,982)	(23,105)
Allowance account for credit losses of financial assets	9	8	9
Loans and advances to customers	25,820	21,974	23,096
Stage 1 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(23,435)	(17,040)	(13,072)
Allowance account for credit losses of financial assets	16	13	9
Loans and advances to customers	23,419	17,027	13,062
Stage 1 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(204,454)	(179,727)	(154,519)
Allowance account for credit losses of financial assets	591	639	517
Loans and advances to customers	203,862	179,087	154,002
Stage 1 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(173,907)	(159,355)	(145,837)
Allowance account for credit losses of financial assets	1,808	1,729	1,552
Loans and advances to customers	172,100	157,627	144,285
Stage 1 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(427,625)	(378,104)	(336,533)
Allowance account for credit losses of financial assets	2,424	2,389	2,087
Loans and advances to customers	425,200	375,715	334,446
Stage 2 [Member] | Government [member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(77)	(125)	(164)
Allowance account for credit losses of financial assets	2	7	12
Loans and advances to customers	75	118	152
Stage 2 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(101)	(471)	(187)
Allowance account for credit losses of financial assets	1	5	4
Loans and advances to customers	100	467	183
Stage 2 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(11,932)	(12,780)	(15,299)
Allowance account for credit losses of financial assets	561	636	795
Loans and advances to customers	11,371	12,143	14,503
Stage 2 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(18,617)	(18,396)	(22,286)
Allowance account for credit losses of financial assets	1,324	1,199	1,214
Loans and advances to customers	17,293	17,197	21,071
Stage 2 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(30,727)	(31,772)	(37,935)
Allowance account for credit losses of financial assets	1,887	1,847	2,026
Loans and advances to customers	28,840	29,925	35,909
Stage 3 [Member] | Government [member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(18)	(26)	(25)
Allowance account for credit losses of financial assets	8	8	7
Loans and advances to customers	10	18	18
Stage 3 [Member] | Other financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(11)	(12)	(12)
Allowance account for credit losses of financial assets	7	9	7
Loans and advances to customers	3	4	6
Stage 3 [Member] | Non financial corporations [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(5,118)	(5,014)	(5,520)
Allowance account for credit losses of financial assets	2,961	2,859	2,962
Loans and advances to customers	2,157	2,156	2,558
Stage 3 [Member] | Households [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(9,199)	(9,158)	(8,886)
Allowance account for credit losses of financial assets	5,008	4,499	4,180
Loans and advances to customers	4,190	4,659	4,706
Stage 3 [Member] | Loans and advances to customers [Member]
Maximum credit risk exposure to customers [Line Items]
Maximum exposure to credit risk	(14,346)	(14,211)	(14,444)
Allowance account for credit losses of financial assets	7,985	7,374	7,156
Loans and advances to customers	€ 6,361	€ 6,837	€ 7,287